Other Income and Deductions	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Deductions
OTHER INCOME AND DEDUCTIONS

	Year Ended December 31,
	2015	2014	2013
Other income:
Office space rental income (a)	$11	$11	$11
Sale of land (b)	5	2	1
Mineral rights royalty income (b)	4	4	5
All other	15	14	9
Total other income	$35	$31	$26
Other deductions:
Impairment of favorable purchase contracts (Note 5) (b)	$8	$183	$—
Impairment of emission allowances (Note 5) (b)	55	80	—
Impairment of mining development costs (Note 5) (b)	19	—	—
Impairment of remaining equipment from cancelled generation development program (b)	—	—	27
All other	13	13	26
Total other deductions	$95	$276	$53
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(a)	Reported in Corporate and Other.

(b)	Reported in Competitive Electric segment.